Cover	Feb. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2023
Entity File Number	001-39500
Entity Registrant Name	Creatd, Inc.
Entity Central Index Key	0001357671
Entity Tax Identification Number	87-0645394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	419 Lafayette Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	201
Local Phone Number	258-3770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false